Ordinary Shares (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Sep. 29, 2020 CNY (¥)	May 29, 2018 USD ($) shares	Jun. 28, 2016 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Sep. 29, 2020 $ / shares shares	Dec. 31, 2019 shares
Ordinary shares, shares issued				855,301,115	855,301,115			803,551,115
Investment value in company. | ¥				¥ 9,763,833		¥ 8,891,909
Proceeds from Issuance of Common Stock	¥ 9,763,800			¥ 9,771,782	$ 1,497,591	¥ 8,891,909
Amount of underwriting commissions and discounts | ¥	79,200
Offering expenses payable | ¥	¥ 77,400
ADR ratio							1
Alibaba and Cainiao
Investment value in company. | $		$ 1,380,000
Percentage of equity interest held by investors		10.00%
Ordinary shares
Number of shares issued				51,750,000	51,750,000	79,861,111
Investment value in company. | ¥				¥ 36		¥ 52
Class A ordinary shares
Ordinary shares, shares issued							51,750,000
Shares Issued, Price Per Share | $ / shares							$ 218.00
Class A ordinary shares | Alibaba and Cainiao
Number of shares issued		79,861,111
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Shares issued to related party			16,000,000
Number of shares considered issued to related party but not outstanding				7,447,313	7,447,313			8,485,046